Stockholder's Equity (Details)			3 Months Ended
	Apr. 21, 2015 shares	Oct. 17, 2013 USD ($) Vote shares	Jun. 30, 2015 USD ($) shares	Dec. 31, 2013 USD ($)
Stockholder's Equity
Capital contribution			$ 327,366,000
Class A common stock
Stockholder's Equity
Shares issued | shares	19,012,112		19,012,112
Virtu Financial, Inc.
Stockholder's Equity
Capital contribution				$ 100
Virtu Financial, Inc. | VFH | Class A common stock
Stockholder's Equity
Capital contribution		$ 100
Shares issued | shares		100
Number of votes per share | Vote		1